Condensed Interim Consolidated Balance Sheets (Parenthetical) - USD ($) $ in Thousands	Jun. 30, 2016	Dec. 31, 2015
Statement of Financial Position [Abstract]
Provision for doubtful accounts	$ 20	$ 20